Annual Total Returns- DWS Treasury Portfolio (DWS US Trsy Money Fund Cl S) [BarChart] - DWS US Trsy Money Fund Cl S - DWS Treasury Portfolio - DWS U.S. Treasury Money Fund Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.13%	0.71%	1.63%	1.96%	0.29%